Provisions	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions	Provisions

	As at 30.06.24	As at 31.12.23
	£m	£m
Customer redress	18	21
Legal, competition and regulatory matters	54	59
Redundancy and restructuring	91	126
Undrawn contractually committed facilities and guarantees	452	473
Sundry provisions	142	138
Total	757	817